Document and Entity Information	Dec. 02, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001835632
Document Type	8-K/A
Document Period End Date	Dec. 02, 2025
Entity Registrant Name	MARVELL TECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40357
Entity Tax Identification Number	85-3971597
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	295-4840
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.002 per share
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported, on December 2, 2025, Marvell Technology, Inc. (the “Company”) announced that it entered into an Agreement and Plan of Reorganization (the “Agreement”) with Celestial AI, Inc. (“Celestial”) pursuant to which the Company will acquire Celestial (the “Transaction”). The Company described the Transaction in its Current Report on Form 8-K filed with the Securities and Exchange Commission on December 2, 2025 (the “Original 8-K”) and provided the approximate number of shares to be issued in connection with the Transaction. This filing supplements the Original 8-K to report the total number of shares of the Company’s common stock, par value $0.002 per share (the “Common Stock”) issued at the closing of the Transaction.